Provision for Legal Proceedings (Tables)	12 Months Ended
Dec. 31, 2023
Provision for Legal Proceedings [Abstract]
Schedule of Provision for Legal Proceedings	The provision for legal proceedings is estimated by the Company and supported by its legal counsel, for an amount considered sufficient to cover probable losses.
	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2022	55	86	24	165
Additions	17	172	22	211
Reversals	(6)	(49)	(5)	(60)
Payments	(4)	(59)	(8)	(71)
Monetary correction	-	13	5	18
Balance as of December 31, 2023	62	163	38	263
Restricted deposits for legal proceedings	(1)	(15)	(10)	(26)
Net provision of judicial deposits	61	148	28	237

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2021	109	69	27	205
Additions	14	74	13	101
Reversals	(73)	(31)	(4)	(108)
Payments	-	(33)	(16)	(49)
Monetary correction	5	7	4	16
Balance as of December 31, 2022	55	86	24	165
Restricted deposits for legal proceedings	(7)	(29)	(8)	(44)
Net provision of judicial deposits	48	57	16	121
	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2020	169	64	49	282
Additions	39	44	8	91
Reversals	(106)	(23)	(10)	(139)
Payments	-	(21)	(28)	(49)
Monetary correction	7	5	8	20
Balance as of December 31, 2021	109	69	27	205
Restricted deposits for legal proceedings	(65)	(45)	(2)	(112)
Net provision of judicial deposits	44	24	25	93

Schedule of Contingent Liabilities	The Company is party to other litigations for which the probability of loss was deemed by its legal counsel to be possible, but not probable, therefore, not accrued, which are related to:
	As of December 31,
	2023	2022
Tax on Financial Transactions (IOF) – payment differences.	14	14
PIS, COFINS – payment discrepancies and overpayments, fine for non-compliance with ancillary obligations, disallowance of PIS and COFINS credits, among other matters pending judgment at the administrative and judicial levels.	783	650
ICMS – allocation of credits from purchases from suppliers considered unqualified by the registry of the State Revenue Service, among other matters, which are pending judgment at the administrative and judicial levels.	1,216	1,084
ISS (services tax), IPTU (urban property tax), Fees and other – discrepancies in payments of IPTU, fines for non-compliance with ancillary obligations, ISS – refund of advertising expenses and various fees, which are pending judgment at the administrative and judicial levels.	18	16
INSS (national institute of social security) – divergences in the FGTS and Social Security form (GFIP), offsets not approved, among other matters, which are pending judgment at the administrative and judicial levels.	24	23
Other litigation – real estate lawsuits in which the Company claims the renewal and maintenance of lease agreements according to market prices. These lawsuits involve proceedings in civil court, as well as administrative proceedings filed by inspection bodies, among others.	98	44
Compensation linked to the external legal counsel’s success fee if all the proceedings were concluded in favor of the Company.	20	14
	2,173	1,845

Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process	The Company presented bank guarantees and insurance guarantees to judicial process related a civil, tax and labor nature, described below:
	As of December 31,
Lawsuits	2023	2022
Tax	1,113	700
Labor	75	91
Civil and others	557	505
	1,745	1,296

Schedule of Judicial Deposits in its Assets	The Company recorded amounts referring to judicial deposits in its assets as follows:
	As of December 31,
Lawsuits	2023	2022
Tax	18	12
Labor	16	34
Civil and others	10	10
	44	56